Other Long-term Liabilities (Schedule of Composition of Other Long-term Liabilities) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other long-term liabilities [Abstract]
Long-term liabilities	₪ 38
Deferred revenue	2	3
Other	1	1
Other Long-term Liabilities	₪ 41	₪ 4